Income tax - Reconciliation of Income Taxes Computed at the French Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Taxes [Abstract]
Applicable tax rate	26.50%	28.00%
Loss before income taxes	$ (19,638)	$ (53,580)	[1],[2]	$ (37,522)	[1],[2]
At France’s statutory income tax rate of 28% in 2019 and 2020, and 26.5% in 2021	(5,204)	(15,002)		(10,506)
Non-deductible share-based payment expense	1,361	836		503
Tax credits	(1,677)	(1,364)		(874)
Impact of the extinguishment of the convertible debts after amendment		398
Impact of debt reimbursement	1,372
Permanent differences and other	168	914		51
Unrecognized benefit of tax losses carryforward	4,605	15,154		10,043
Income tax expense (benefit)	$ 625	$ 936	[2]	$ (783)	[2]

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2